Risk management (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (71,123)
Financial liabilities (Financial income)	240,711
Plan assets (Other comprehensive income)	(513,699)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	71,123
Financial liabilities (Financial expenses)	(94,062)
Plan assets (Other comprehensive income)	$ 527,058